CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011
Real estate investments, at cost:
Land	$ 28,717	$ 18,489
Buildings, fixtures and improvements	182,700	107,340
Acquired intangible lease assets	24,306	11,044
Total real estate investments, at cost	235,723	136,873
Less: accumulated depreciation and amortization	(20,954)	(14,841)
Total real estate investments, net	214,769	122,032
Cash and cash equivalents	3,779	3,148
Prepaid expenses and other assets	3,015	1,798
Deferred costs, net	4,204	2,785
Assets held for sale, net	812	1,818
Total assets	226,579	131,581
LIABILITIES AND EQUITY
Mortgage notes payable	35,760	30,260
Senior secured revolving credit facility	91,090	42,407
Accounts payable and accrued expenses	1,276	858
Deferred rent	803	724
Total liabilities	128,929	74,249
Common stock, $0.01 par value, 240,000,000 shares authorized, 7,323,434 shares issued and outstanding at March 31, 2012 and December 31, 2011, respectively	112	73
Additional paid-in capital	101,325	57,582
Accumulated other comprehensive loss	(13)
Accumulated deficit	(13,295)	(4,025)
Total stockholders' equity	88,137	53,630
Non-controlling interest	9,513	3,702
Total equity	97,650	57,332
Total liabilities and equity	226,579	131,581
Series A Preferred Stock [Member]
LIABILITIES AND EQUITY
Convertible Preferred Stock	5
Series B Preferred Stock [Member]
LIABILITIES AND EQUITY
Convertible Preferred Stock	$ 3